Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Materials Portfolio
September 30, 2025
VMATP-NPRT3-1125
1.856922.118
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Wheaton Precious Metals Corp	8,800	984,775
CANADA - 5.4%
Materials - 5.4%
Chemicals - 1.5%
Nutrien Ltd (United States)	16,300	956,973
Metals & Mining - 3.9%
Agnico Eagle Mines Ltd/CA	4,100	690,551
Alamos Gold Inc Class A	11,000	383,423
Altius Minerals Corp	36,300	873,006
Metalla Royalty & Streaming Ltd (a)(b)	68,700	436,245
Midnight Sun Mining Corp (b)	86,600	115,118
		2,498,343
TOTAL CANADA		3,455,316
UNITED STATES - 88.8%
Materials - 88.8%
Chemicals - 53.1%
Air Products and Chemicals Inc	10,188	2,778,471
Axalta Coating Systems Ltd (b)	10,900	311,958
Balchem Corp	7,900	1,185,474
Cabot Corp	5,300	403,065
CF Industries Holdings Inc	3,600	322,920
Chemours Co/The	37,800	598,752
Corteva Inc	40,300	2,725,489
DuPont de Nemours Inc	7,500	584,250
Ecolab Inc	19,300	5,285,498
Ecovyst Inc (b)	15,900	139,284
Element Solutions Inc	48,000	1,208,160
Linde PLC	22,500	10,687,501
LyondellBasell Industries NV Class A1	28,300	1,387,832
Mosaic Co/The	100,300	3,478,404
Olin Corp	25,900	647,241
Quaker Chemical Corp	1,300	171,275
Sherwin-Williams Co/The	4,600	1,592,796
Tronox Holdings PLC (a)	38,900	156,378
		33,664,748
Construction Materials - 11.2%
CRH PLC	24,400	2,925,560
Martin Marietta Materials Inc	3,326	2,096,311
Vulcan Materials Co	6,700	2,061,054
		7,082,925
Containers & Packaging - 8.9%
AptarGroup Inc	5,500	735,130
Avery Dennison Corp	4,500	729,765
Crown Holdings Inc	7,400	714,766
Graphic Packaging Holding CO	22,000	430,540
Greif Inc Class A	3,400	203,184
International Paper Co	45,700	2,120,480
Smurfit WestRock PLC	16,300	693,891
		5,627,756
Metals & Mining - 15.6%
Alcoa Corp	16,900	555,841
Cleveland-Cliffs Inc (b)	49,200	600,240
Commercial Metals Co	9,000	515,520
Freeport-McMoRan Inc	39,240	1,538,993
Hecla Mining Co (a)	52,600	636,460
Newmont Corp	33,200	2,799,092
Nucor Corp	14,700	1,990,821
Steel Dynamics Inc	8,900	1,240,927
		9,877,894
TOTAL UNITED STATES		56,253,323
ZAMBIA - 3.4%
Materials - 3.4%
Metals & Mining - 3.4%
First Quantum Minerals Ltd (b)	95,520	2,160,645
TOTAL COMMON STOCKS (Cost $47,581,704)		62,854,059

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.21	335,904	335,971
Fidelity Securities Lending Cash Central Fund (c)(d)	4.19	898,534	898,624
TOTAL MONEY MARKET FUNDS (Cost $1,234,595)			1,234,595

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $48,816,299)	64,088,654
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(680,634)
NET ASSETS - 100.0%	63,408,020

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	341,485	13,655,389	13,660,907	15,188	4	-	335,971	335,904	0.0%
Fidelity Securities Lending Cash Central Fund	-	23,359,947	22,461,323	567	-	-	898,624	898,534	0.0%
Total	341,485	37,015,336	36,122,230	15,755	4	-	1,234,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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